Borrowings and Lines of Credit	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Borrowings and Lines of Credit

(dollars in millions)	2019	2018
Short-term borrowings:
Commercial paper	$—	$1,257
Other borrowings	2,293	171
Total short-term borrowings	$2,293	$1,428
At December 31, 2019, we had credit agreements with various banks permitting aggregate borrowings of up to $10.35 billion including a $2.20 billion revolving credit agreement and a $2.15 billion multicurrency revolving credit agreement, both of which expire in August 2021; and a $2.0 billion revolving credit agreement and a $4.0 billion term credit agreement, both of which we entered into on March 15, 2019 and which will expire on March 15, 2021 or, if earlier, the date that is 180 days after the date on which each of the separations of Otis and Carrier have been consummated. As of December 31, 2019, there were borrowings of $2.10 billion under the $4.0 billion term credit agreement. The undrawn portions of the revolving credit agreements are also available to serve as backup facilities for the issuance of commercial paper.
As of December 31, 2019, our maximum commercial paper borrowing limit was $6.35 billion. We had no commercial paper borrowings as of December 31, 2019. We use our commercial paper borrowings for general corporate purposes, including the funding of potential acquisitions, pension contributions, debt refinancing, dividend payments and repurchases of our common stock. The need for commercial paper borrowings arises when the use of domestic cash for general corporate purposes exceeds the sum of domestic cash generation and foreign cash repatriated to the U.S.
At December 31, 2019, approximately $2.3 billion was available under short-term lines of credit with local banks at our various domestic and international subsidiaries. The weighted-average interest expense rates applicable to short-term borrowings and total debt were as follows:

	2019	2018
Average interest expense rate - average outstanding borrowings during the year:
Short-term borrowings	1.7%	1.3%
Total debt	3.6%	3.5%

Average interest expense rate - outstanding borrowings as of December 31:
Short-term borrowings	2.3%	1.9%
Total debt	3.6%	3.5%
Long-term debt consisted of the following as of December 31:

(dollars in millions)	2019	2018
Libor plus 0.350% floating rate notes due 2019 (3)	$—	$350
1.500% notes due 2019 (1)	—	650
1.950% notes due 2019 (4)	—	300
Euribor plus 0.15% floating rate notes due 2019 (€750 million principal value) (2)	—	858
5.250% notes due 2019 (4)	—	300
8.875% notes due 2019	—	271
4.875% notes due 2020 (1)	171	171
4.500% notes due 2020 (1)	1,250	1,250
1.900% notes due 2020 (1)	1,000	1,000
EURIBOR plus 0.20% floating rate notes due 2020 (€750 million principal value) (2)	831	858
8.750% notes due 2021	250	250
3.100% notes due 2021 (4)	250	250
3.350% notes due 2021 (1)	1,000	1,000
LIBOR plus 0.650% floating rate notes due 2021 (1),(3)	750	750
1.950% notes due 2021 (1)	750	750
1.125% notes due 2021 (€950 million principal value) (1)	1,053	1,088
2.300% notes due 2022 (1)	500	500

2.800% notes due 2022 (4)	1,100	1,100
3.100% notes due 2022 (1)	2,300	2,300
1.250% notes due 2023 (€750 million principal value) (1)	831	858
3.650% notes due 2023 (1)	2,250	2,250
3.700% notes due 2023 (4)	400	400
2.800% notes due 2024 (1)	800	800
3.200% notes due 2024 (4)	950	950
1.150% notes due 2024 (€750 million principal value)(1)	831	858
3.950% notes due 2025 (1)	1,500	1,500
1.875% notes due 2026 (€500 million principal value)(1)	554	573
2.650% notes due 2026 (1)	1,150	1,150
3.125% notes due 2027 (1)	1,100	1,100
3.500% notes due 2027 (4)	1,300	1,300
7.100% notes due 2027	141	141
6.700% notes due 2028	400	400
4.125% notes due 2028 (1)	3,000	3,000
7.500% notes due 2029 (1)	550	550
2.150% notes due 2030 (€500 million principal value)(1)	554	573
5.400% notes due 2035 (1)	600	600
6.050% notes due 2036 (1)	600	600
6.800% notes due 2036 (1)	134	134
7.000% notes due 2038	159	159
6.125% notes due 2038 (1)	1,000	1,000
4.450% notes due 2038 (1)	750	750
5.700% notes due 2040 (1)	1,000	1,000
4.500% notes due 2042 (1)	3,500	3,500
4.800% notes due 2043 (4)	400	400
4.150% notes due 2045 (1)	850	850
3.750% notes due 2046 (1)	1,100	1,100
4.050% notes due 2047 (1)	600	600
4.350% notes due 2047 (4)	1,000	1,000
4.625% notes due 2048 (1)	1,750	1,750
Other (including finance leases)	315	269
Total principal long-term debt	41,274	44,111
Other (fair market value adjustments, discounts and debt issuance costs)	(315)	(348)
Total long-term debt	40,959	43,763
Less: current portion	3,258	2,722
Long-term debt, net of current portion	$37,701	$41,041
(1)    We may redeem these notes at our option pursuant to their terms.
(2)    The three-month EURIBOR rate as of December 31, 2019 was approximately (0.383)%. The notes may be redeemed at our option in whole, but not in part, at any time in the event of certain developments affecting U.S. taxation.
(3)    The three-month LIBOR rate as of December 31, 2019 was approximately 1.908%.
(4)    Rockwell Collins debt which remained outstanding following the Rockwell Acquisition.
We had no debt issuances during 2019 and the following issuances of debt in 2018:
(dollars in millions)

Issuance Date	Description of Notes	Aggregate Principal Balance
August 16, 2018:	3.350% notes due 2021(1)	$1,000
	3.650% notes due 2023(1)	2,250
	3.950% notes due 2025(1)	1,500
	4.125% notes due 2028(1)	3,000
	4.450% notes due 2038(1)	750
	4.625% notes due 2048(2)	1,750
	LIBOR plus 0.65% floating rate notes due 2021(1)	750
May 18, 2018:	1.150% notes due 2024(3)	€750
	2.150% notes due 2030(3)	500
	EURIBOR plus 0.20% floating rate notes due 2020(3)	750
(1)    The net proceeds received from these debt issuances were used to partially finance the cash consideration portion of the purchase price for Rockwell Collins and fees, expenses and other amounts related to the acquisition of Rockwell Collins.
(2)    The net proceeds from these debt issuances were used to fund the repayment of commercial paper and for other general corporate purposes.
(3)    The net proceeds received from these debt issuances were used for general corporate purposes.
    We made the following repayments of debt in 2019 and 2018:
(dollars in millions)

Repayment Date	Description of Notes	Aggregate Principal Balance
November 15, 2019	8.875% notes	$271
November 13, 2019	EURIBOR plus 0.15% floating rate notes	€750
November 1, 2019:	LIBOR plus 0.350% floating rate notes	$350
	1.500% notes	$650
July 15, 2019:	1.950% notes(1)	$300
	5.250% notes(1)	$300
December 14, 2018	Variable-rate term loan due 2020 (1 month LIBOR plus 1.25%)(1)	$482
May 4, 2018	1.778% junior subordinated notes	$1,100
February 22, 2018	EURIBOR plus 0.80% floating rate notes	€750
February 1, 2018	6.80% notes	$99
(1)    These notes and term loan were assumed in connection with the Rockwell Collins acquisition and subsequently repaid.
The percentage of total short-term borrowings and long-term debt at variable interest rates was 9% and 10% at December 31, 2019 and 2018, respectively. Interest rates on our commercial paper borrowings are considered variable due to their short-term duration and high-frequency of turnover.
The average maturity of our long-term debt at December 31, 2019 is approximately 10 years. The schedule of principal payments required on long-term debt for the next five years and thereafter is:

(dollars in millions)
2020	$3,258
2021	4,091
2022	3,904
2023	3,490
2024	2,592
Thereafter	23,939
Total	$41,274
On September 27, 2019 we filed a universal shelf registration statement with the SEC for an indeterminate amount of debt and equity securities for future issuance, subject to our internal limitations on the amount of debt to be issued under the shelf registration statement.